Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2011		Sep. 30, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 240,772		$ 225,095		$ 703,114		$ 667,958
IRELAND
Segment Reporting Information [Line Items]
Net Revenue	13,872	[1]	28,118	[1]	67,305	[1]	90,996	[1]
Rest of Europe
Segment Reporting Information [Line Items]
Net Revenue	91,696		72,897		258,641		213,747
UNITED STATES
Segment Reporting Information [Line Items]
Net Revenue	103,992		100,038		290,382		294,369
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 31,212		$ 24,042		$ 86,786		$ 68,846

[1]	All sales shown for Ireland are export sales.